Financing - Components of Long-Term Debt (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Discount, net of amortization		$ (1,234)	$ (7,297)
Long-term Debt		389,522	303,578
Less: Current maturities of long-term debt			31,880
Total long-term debt	431,000	389,522	271,698
ABL Facility [Member]
Debt Instrument [Line Items]
Long-term debt	56,000	14,522
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Long-term debt	375,000	375,000
Term Loan Facility [Member]
Debt Instrument [Line Items]
Long-term debt			$ 310,875